Computer hardware prepayments - Schedule of prepayments (Details) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	$ 130,498
Non-current assets
Beginning balance	239,841
Addition during the period	305,212
Transfer to PPE	(415,798)
Exchange differences	1,243
Ending balance	130,498
Mining hardware prepayments
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	122,363
Non-current assets
Beginning balance	239,841
Addition during the period	297,077
Transfer to PPE	(415,798)
Exchange differences	1,243
Ending balance	122,363
HPC hardware
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	8,135
Non-current assets
Beginning balance	0
Addition during the period	8,135
Transfer to PPE	0
Exchange differences	0
Ending balance	$ 8,135